Deferred Rent Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Noncurrent [Text Block]
Note 14 - Deferred Rent Payable

Deferred rent payable represented supplemental payments the Company must pay to the residents who originally lived on the land on which the Company acquired land use rights for commercial use. The Company was required to pay an annual amount at RMB 800 per mu (or 666.67 per square meter) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The price increases 10% every 5 years. The Company recorded such expense on a straight-line basis. During the six months ended June 30, 2011 and 2010, the Company recorded expense of $6,538 and $2,398, respectively. During the three months ended June 30, 2011 and 2010, the Company recorded expense of $3,290 and $1,199, respectively. As of June 30, 2011, and December 31, 2010, the Company has $50,786 and $43,169 deferred rent payable, respectively.

Note 11 - Deferred Rent Payable

Deferred rent payable represented supplemental payments the Company needs to pay to the residents who originally lived in the land where the Company acquired land use right for commercialize use. The Company was required to pay annual amount at RMB 800 per Mu (or 666.67 per Square Meter) for total of 60 Mu (or 40,000 Square Meters) starting from 2003 for 60 years. The price will be increased 10% every 5 years. The Company recorded such expense on a straight line basis. During 2010 and 2009, the Company recorded expense of $4,836 and $4,792, respectively. As of December 31, 2010 and 2009, the Company has $43,169 and $37,076 deferred rent payable, respectively.